Financial instruments and financial risk management (Details) - CAD ($)	Mar. 31, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 136,913,330	$ 27,988,471
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	$ 136,913,330	$ 27,988,471